Operating Costs	12 Months Ended
Mar. 31, 2018
Operating Costs [Abstract]
Operating costs

5. Operating costs

Year ended 31 March	Notes	2018 £m	2017 £m	2016 £m

Operating costs by nature
Staff costs:
Wages and salaries		4,223	4,128	3,684
Social security costs		461	477	398
Other pension costs	19	624	521	494
Share-based payment expense	20	84	57	58
Total staff costs		5,392	5,183	4,634
Own work capitalised		(798)	(813)	(720)
Net staff costs		4,594	4,370	3,914
Net indirect labour costs[a]		315	399	304
Net labour costs		4,909	4,769	4,218
Payments to telecommunications operators		2,306	2,653	2,183
Property and energy costs		1,285	1,202	1,024
Network operating and IT costs		963	983	644
TV programme rights charges		763	714	544
Other operating costs		6,234	6,298	4,023
Other operating income		(222)	(185)	(215)
Depreciation of property, plant and equipment
Owned assets	12	2,381	2,382	2,000
Held under finance leases	12	10	10	10
Amortisation of intangible assets[b]	11	1,123	1,118	621
Total operating costs before specific items		19,752	19,944	15,052
Specific items	8	587	948	345
Total operating costs		20,339	20,892	15,397
Operating costs before specific items include the following:
Leaver costs[c]		50	86	109
Research and development expenditure[d]		632	638	574
Operating lease charges		732	692	441
Foreign currency gains		–	(12)	(1)
Government grants		(3)	(5)	(6)

[a]	Net of capitalised indirect labour costs of £612m (2016/17: £463m, 2015/16: £430m).
[b]	Excludes £nil (2016/17: £62m, 2015/16: £nil) of amortisation presented as specific items which relate to a write off of software costs as a result of the integration of EE. Refer to note 8.
[c]

Leaver costs are included within wages and salaries, except for leaver costs of £168m (2016/17: £37m, 2015/16: £nil) associated with restructuring and EE integration costs, which have been recorded as specific items.

[d]

Research and development expenditure reported in the income statement, includes amortisation of £573m (2016/17: £577m, 2015/16: £501m) in respect of internally developed computer software and operating expenses of £59m (2016/17: £61m, 2015/16: £73m). In addition, the group capitalised software development costs of £450m (2016/17: £457m, 2015/16: £399m).

Why is the treatment of our subscriber acquisition and retention costs a critical judgement?

Subscriber acquisition and retention costs are recognised as an expense within other operating costs for the period in which they are incurred. If subscriber acquisition and retention costs are paid in advance they are recognised as prepayments provided the amounts are able to be measured reliably and are expected to be recoverable. In some cases, contractual clauses with retailers provide for profit-sharing based on the recognised and paid revenue. In these cases we recognise an expense when the revenue is earned from the customer and a corresponding liability to pay that retailer. In some cases we need to exercise judgement in assessing whether we have an upfront obligation based on the contractual terms.

Who are our key management personnel and how are they compensated?

Key management personnel comprise executive and non-executive directors and members of the BT Group plc Executive Committee as well as the directors of the company. It is the BT Group plc Executive Committee which has responsibility for planning, directing and controlling the activities of the group.

Compensation of key management personnel is shown in the table below:

Year ended 31 March	2018 £m	2017 £m	2016 £m

Short-term employee benefits	12.4	10.9	10.3
Post employment benefits	1.4	1.4	1.2
Share-based payments	6.6	5.8	5.9
Termination benefits	2.2	–	0.6
	22.6	18.1	18.0

Information concerning directors’ remuneration, pension entitlements and long-term incentive plans is shown in note 27.